Financial Instruments - Summary of Reconciliation of Level 3 Fair Values (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 13,149,130
Fair value adjustment	11,747,441
Ending balance	1,875,427
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	13,149,130
Accretion expense	473,738
Fair value adjustment	(11,747,441)
Ending balance	$ 1,875,427